SCHEDULE OF DISCONTINUED OPERATIONS ON CONDENSED CONSOLIDATED BALANCE SHEETS AND STATEMENTS OF OPERATIONS (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other receivables		$ 88,490		$ 88,490		$ 42,184	$ 899
Property and equipment, net		111,292		111,292		133,908	139,999
Right-of-use assets		1,098,817		1,098,817		1,052,926	739,830
Intangibles, net		3,739,498		3,739,498		5,423,897	11,042,757
Goodwill		5,561,643		5,561,643		6,693,099	6,693,099	$ 14,287,099
Accounts payable and other accrued liabilities		1,379,081		1,379,081		1,186,968	835,483
Current portion of leases payable		296,641		296,641		244,057	285,171
Commission income		2,495,975	$ 3,441,458	9,818,872	$ 10,757,238	14,054,361	13,731,826
Commission expense		995,945	902,246	3,454,147	3,065,152	4,189,599	3,732,939
Salaries and wages		3,912,326	1,707,737	8,705,682	5,494,551	7,226,810	7,503,052
General and administrative		1,120,776	821,510	4,129,842	3,188,033	4,219,635	4,089,989
Marketing and advertising		66,917	100,183	201,399	304,209	357,697	364,974
Depreciation and amortization		313,694	421,759	1,020,440	1,425,700	1,786,068	2,609,191
Other expenses (income)		2,757,100	(325,337)	2,088,271	(983,095)	(1,376,265)	3,853,924
Other receivables						3,922,110
Goodwill							7,594,000
Total asset impairments					$ (3,922,110)	(3,922,110)
Medigap Healthcare Insurance Company [Member]
Other receivables
Current assets – Medigap
Property and equipment, net
Right-of-use assets
Intangibles, net
Goodwill
Other assets - Medigap
Total assets - Medigap
Accounts payable and other accrued liabilities
Short term financing agreements
Chargeback reserve
Current portion of leases payable
Other liabilities
Current liabilities - Medigap
Total liabilities - Medigap
Net assets and liabilities - Medigap
Revision of Prior Period, Reclassification, Adjustment [Member]
Commission income							744,030
Commission expense							110,639
Salaries and wages							454,663
General and administrative							129,363
Marketing and advertising							426,818
Depreciation and amortization							7,283
Other expenses (income)							(3,902)
Total discontinued operations expenses before impairments and write-offs							1,124,864
Total discontinued operations income / (loss) before impairments and write-offs							(380,834)
Settlement Recovery, net of costs							2,761,190
Accounts receivable, related parties							56,398
Other receivables							5,388
Property and equipment, net							22,378
Right-of-use assets							119,593
Intangibles, net							312,322
Goodwill							4,825,634
Total asset impairments							5,345,308
Accounts payable and other accrued liabilities							4,154
Other payables							9,842
Chargeback reserve							831,725
Current portion of leases payable							134,517
Total liability write-off gains							980,238
Discontinued operations net asset and liability impairments / write-offs gains and (losses)							4,365,070
Net gains and (losses) from recoveries and impairments / write-offs from discontinued operations assets and liabilities							(1,603,880)
Loss from discontinued operations before tax							(1,984,714)
Consolidated statement of operations - Loss from discontinued operations before tax							(1,984,714)
Nonrelated Party [Member]
Accounts receivable		729,763		729,763		1,460,314	1,298,863
Nonrelated Party [Member] | Medigap Healthcare Insurance Company [Member]
Accounts receivable
Related Party [Member]
Accounts receivable		$ 4,633		$ 4,633		7,813	6,603
Related Party [Member] | Medigap Healthcare Insurance Company [Member]
Accounts receivable
Related Party [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Accounts receivable, related parties							$ 3,595
Asset and Liability Transfers Retained by the Company [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Other receivables
Current assets – Medigap
Property and equipment, net
Right-of-use assets
Intangibles, net	[1]					(4,258,214)
Goodwill
Other assets - Medigap						(4,258,214)
Total assets - Medigap						(4,258,214)
Accounts payable and other accrued liabilities
Short term financing agreements						(29,500)
Chargeback reserve
Current portion of leases payable
Other liabilities
Current liabilities - Medigap						(29,500)
Total liabilities - Medigap						(29,500)
Net assets and liabilities - Medigap						(4,228,714)
Asset and Liability Transfers Retained by the Company [Member] | Nonrelated Party [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Accounts receivable
Asset and Liability Transfers Retained by the Company [Member] | Related Party [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Accounts receivable
Asset Impairments and liability WriteOffs [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Other receivables						(5,388)
Current assets – Medigap						(65,381)
Property and equipment, net						(22,378)
Right-of-use assets						(119,594)
Intangibles, net						(312,322)
Goodwill						(4,825,634)
Other assets - Medigap						(5,279,928)
Total assets - Medigap						(5,345,309)
Accounts payable and other accrued liabilities						(4,157)
Short term financing agreements
Chargeback reserve	[2]					(831,725)
Current portion of leases payable	[3]					(134,517)
Other liabilities	[3]					(9,842)
Current liabilities - Medigap						(980,241)
Total liabilities - Medigap						(980,241)
Net assets and liabilities - Medigap						(4,365,068)
Asset Impairments and liability WriteOffs [Member] | Nonrelated Party [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Accounts receivable						(56,398)
Asset Impairments and liability WriteOffs [Member] | Related Party [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Accounts receivable						(3,595)
Medigap Healthcare Insurance Company [Member] | Carrying Value Prior to Abandonment [Member]
Other receivables						5,388
Current assets – Medigap						65,381
Property and equipment, net						22,378
Right-of-use assets						119,594
Intangibles, net						4,570,536
Goodwill						4,825,634
Other assets - Medigap						9,538,142
Total assets - Medigap						9,603,523
Accounts payable and other accrued liabilities						4,157
Short term financing agreements						29,500
Chargeback reserve						831,725
Current portion of leases payable						134,517
Other liabilities						9,842
Current liabilities - Medigap						1,009,741
Total liabilities - Medigap						1,009,741
Net assets and liabilities - Medigap						8,593,782
Medigap Healthcare Insurance Company [Member] | Carrying Value Prior to Abandonment [Member] | Nonrelated Party [Member]
Accounts receivable						56,398
Medigap Healthcare Insurance Company [Member] | Carrying Value Prior to Abandonment [Member] | Related Party [Member]
Accounts receivable						$ 3,595

[1]	Goodwill and Other Intangible Assets
[2]	Estimated liability write-off per net zero dollar estimated liability value.
[3]	Liability discharge pursuant to the Settlement Agreement.